RESTRUCTURING - Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 1,177
(Credits) Charges	2,118	$ 8,084	$ 0
(Payments) Recovery	(2,732)
Restructuring reserve, ending balance	563	1,177
May 2021 Restructuring Plan:
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	1,177
(Credits) Charges	(415)	4,565	0
(Payments) Recovery	(720)
Restructuring reserve, ending balance	42	1,177
May 2021 Restructuring Plan: | Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	1,177
(Credits) Charges	(475)
(Payments) Recovery	(660)
Restructuring reserve, ending balance	42	1,177
May 2021 Restructuring Plan: | Cost of disposal and retirement of property, plant and equipment
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	60
(Payments) Recovery	(60)
Restructuring reserve, ending balance	0	0
June 2022 Restructuring Plan:
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	2,580	0	0
(Payments) Recovery	(2,059)
Restructuring reserve, ending balance	521	0
June 2022 Restructuring Plan: | Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	1,981
(Payments) Recovery	(1,460)
Restructuring reserve, ending balance	521	0
June 2022 Restructuring Plan: | Cost of disposal and retirement of property, plant and equipment
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	599
(Payments) Recovery	(599)
Restructuring reserve, ending balance	0	0
Other Restructuring:
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	(47)	3,519	$ 0
(Payments) Recovery	47
Restructuring reserve, ending balance	0	0
Other Restructuring: | Cost of disposal and retirement of property, plant and equipment
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
(Credits) Charges	(47)
(Payments) Recovery	47
Restructuring reserve, ending balance	$ 0	$ 0